SHARE-BASED COMPENSATION - Restricted stock units activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested		$ 0
2010 Plan
Number of RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	362,004
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 482
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.73
Restricted Stock Units (RSUs)
Number of RSUs
Unvested, beginning balance	4,092,457
Granted	3,833,221
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 12.31
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	11.32
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 17.34
Forfeited	(1,349,363)
Unvested, ending balance	2,808,129	4,092,457
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	$ 25,357
Vested	(3,768,186)
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 14.95
Unvested, ending balance (in dollars per share)	$ 14.18	$ 14.95
Weighted-average remaining contractual terms (Years)
Unvested, December 31, 2019	7 years 4 months 24 days	8 years 2 months 12 days